Fees to auditors appointed at the Annual General Meeting	12 Months Ended
Dec. 31, 2018
Fees to auditors appointed at the Annual General Meeting
Fees to auditors appointed at the Annual General Meeting

Note 5 - Fees to auditors appointed at the Annual General Meeting

DKK thousand	2018	2017	2016
Audit	1,661	1,199	1,937
Audit-related services and other assurance engagements	718	2,418	4,107
Tax advice	106	114	43
Other	0	196	232
Total fees	2,485	3,927	6,319

The fee for audit-related services and other assurance engagements, tax advice and other services provided to the Group by Deloitte Statsautoriseret Revisionspartnerselskab amounts to DKK 0.8 million and consists of review of tax returns, work in relation to existing internal control processes at the Company, and other general financial reporting matters.